Goodwill (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill

$
Balance – December 31, 2021	5,301
Additions	1,071
Effects of foreign exchange	(100)
Balance – March 31, 2022	6,272